ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Sep. 30, 2012
ADVANCES FROM THE FEDERAL HOME LOAN BANK
Schedule of advances from the Federal Home Loan Bank of Des Moines

	2012		2011
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Maturing within the year ending September 30,
2012	$60,000,000	0.25%	$—	—%
2015	25,000,000	2.70	25,000,000	2.70
Thereafter	4,000,000	5.48	4,000,000	5.48
Total	$89,000,000	1.18%	$29,000,000	3.08%